UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

 68137

(Address of principal executive offices)

(Zip code)

James Ash

         Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

         (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period: 1/31/12

Item 1.  Schedule of Investments.

CIFG MaxBalanced Fund
PORTFOLIO OF INVESTMENTS
January 31, 2012 (Unaudited)
Shares		Value
	COMMON STOCK - 15.5%
	AGRICULTURE - 0.3%
1,100	Reynolds American, Inc.	$ 43,153

	APPAREL - 0.7%
1,000	NIKE, Inc.	103,990

	AUTO PARTS & EQUIPMENT - 0.5%
6,000	Goodyear Tire & Rubber Co. *	78,000

	BEVERAGES - 0.5%
830	Coca-Cola Femsa SAB de CV - ADR	81,340

	COMMERCIAL SERVICES - 0.6%
8,000	RR Donnelley & Sons Co.	90,880

	COMPUTERS - 1.0%
340	Apple, Inc. *	155,203

	DISTRIBUTION/WHOLESALE - 0.4%
330	WW Grainger, Inc.	62,944

	ELECTRIC - 1.0%
4,300	El Paso Electric Co.	149,640

	ENTERTAINMENT - 0.5%
3,200	Cedar Fair LP	82,880

	FOREST PRODUCTS & PAPER - 0.8%
3,800	International Paper Co.	118,332

	HOUSEHOLD PRODUCTS/WARES - 0.6%
3,000	Helen of Troy Ltd. *	96,510

	INVESTMENT COMPANIES - 0.8%
15,014	Tortoise Capital Resources Corp. +	130,171

	OIL & GAS - 1.1%
770	BP Prudhoe Bay Royalty Trust	88,550
1,260	ConocoPhillips	85,945
		174,495
	PHARMACEUTICALS - 1.7%
1,700	Jazz Pharmaceuticals PLC *	79,050
4,000	Teva Pharmaceutical Industries Ltd.	180,560
		259,610
	PRIVATE EQUITY - 0.2%
3,500	American Capital Ltd. *	28,770

	RETAIL - 2.4%
940	McDonald's Corp.	93,107
1,250	Ross Stores, Inc.	63,525
1,500	TJX Cos., Inc.	102,210
2,000	Wal-Mart Stores, Inc.	122,720
		381,562
	SEMICONDUCTORS - 1.0%
6,000	Intel Corp.	158,520

	SOFTWARE - 1.1%
5,800	Microsoft Corp.	171,274

	TELECOMMUNICATIONS - 0.3%
3,000	Cellcom Israel Ltd.	43,620

	TOTAL COMMON STOCK (Cost - $2,269,194)	2,410,894

	CLOSED-END FUNDS - 2.9%
18,000	Alpine Global Premier Properties Fund	109,620
5,000	Cohen & Steers REIT and Preferred Income Fund, Inc.	77,400
13,600	Invesco Van Kampen Dynamic Credit Opportunities FD	155,856
7,700	Thai Fund Inc. (The)	105,105
	TOTAL CLOSED-END FUNDS (Cost - $447,383)	447,981

	EXCHANGE TRADED FUNDS - 61.6%
	ASSET ALLOCATION - 7.7%
10,250	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	282,285
14,642	IQ Merger Arbitrage ETF *	370,589
17,000	PowerShares DB US Dollar Index Bullish Fund *	376,040
4,000	WisdomTree Managed Futures Strategy Fund *	177,200
		1,206,114
	COMMODITY - 1.4%
13,100	iShares Gold Trust *	222,438

	DEBT - 27.6%
9,650	Guggenheim BulletShares 2013 Corporate Bond ETF	201,010
18,404	Guggenheim BulletShares 2015 Corporate Bond ETF	394,950
4,993	iShares Barclays TIPS Bond Fund	595,964
14,450	PIMCO 1-5 Year US TIPS Index Fund	780,878
5,750	PIMCO Enhanced Short Maturity Strategy Fund	577,645
11,700	PowerShares Senior Loan Portfolio	285,714
10,000	SPDR Barclays Capital High Yield Bond ETF	394,700
6,300	SPDR Barclays Capital International Treasury Bond ETF	380,835
300	SPDR DB International Government Inflation-Protected Bond ETF	17,814
13,019	WisdomTree Emerging Markets Local Debt Fund	672,171
		4,301,681
	EQUITY - 24.9%
5,000	Consumer Staples Select Sector SPDR Fund	160,150
5,200	Energy Select Sector SPDR Fund	367,484
8,000	Guggenheim Timber ETF	143,200
9,500	iShares FTSE NAREIT Real Estate 50 Index Fund	353,305
7,000	iShares MSCI Malaysia Index Fund	98,770
3,000	iShares MSCI Philippines Investable Market Index Fund	77,970
3,500	iShares MSCI South Korea Index Fund	200,760
4,000	iShares S&P SmallCap 600 Value Index Fund	301,040
3,000	Market Vectors Indonesia Index ETF	88,500
9,000	PowerShares Global Water Portfolio	153,270
4,800	Powershares QQQ Trust Series 1	290,448
3,500	SPDR S&P Retail ETF	193,025
8,500	Utilities Select Sector SPDR Fund	294,780
9,200	Vanguard REIT ETF	567,456
6,000	WisdomTree LargeCap Dividend Fund	301,500
5,500	WisdomTree MidCap Dividend Fund	295,955
		3,887,613

	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,391,329)	9,617,846
Principal ($)
	BONDS & NOTES - 6.4%
	AGRICULTURE - 0.0% **
2,000	Reynolds American, Inc., 7.25% due 6/1/12	2,038

	BANKS - 4.2%
120,000	Ally Financial, Inc., 0.00% due 12/1/12	115,050
20,000	Ally Financial, Inc., 6.50% due 7/15/12	19,904
190,000	Goldman Sachs Group, Inc., 0.00% 10/2/14	205,470
100,000	Goldman Sachs Group, Inc., 4.10% due 11/3/15	98,944
150,000	Morgan Stanley, 7.50% due 10/15/20	141,641
1,000	NB Capital Trust II, 7.83% due 12/15/26	975
60,000	Wells Fargo & Co., 6.00% due 5/15/13	63,915
		645,899
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
15,000	Springleaf Finance Corp., 5.90% due 9/15/12	14,531

	ELECTRIC - 0.1%
15,000	Edison Mission Energy, 7.50% due 6/15/13	13,125

	FOOD - 0.1%
15,000	Supervalu, Inc., 7.50% due 11/15/14	15,244

	INSURANCE - 0.3%
55,000	American International Group, Inc., 4.25% due 5/15/13	55,772

	LEISURE TIME - 0.0% **
5,000	Royal Caribbean Cruises Ltd., 7.50% 10/15/27	4,981

	OIL & GAS SERVICES - 0.1%
20,000	Hornbeck Offshore Services, Inc., 8.00% due 9/1/17	21,050

	RETAIL - 0.1%
15,000	New Albertsons, Inc., 7.75% due 6/15/26	12,300
4,000	Rite Aid Corp., 7.70% due 2/15/27	3,110
		15,410
	SOVEREIGN - 1.2%
85,000	Australia Government Bond, 4.75% due 11/15/12	90,850
85,000	Australia Government Bond, 5.75% due 4/15/12	90,352
		181,202
	TELECOMMUNICATIONS - 0.2%
10,000	Frontier Communications Corp., 7.125% due 3/15/19	9,475
20,000	Level 3 Communications, Inc., 11.875% due 2/1/19 ^	21,775
		31,250

	TOTAL BONDS & NOTES (Cost - $982,569)	1,000,502
Shares
	SHORT-TERM INVESTMENTS - 14.1%
	CERTIFICATES OF DEPOSIT - 1.2%
200,000	Union Bank NA, 0.00% due 5/27/15 ****	189,316

	MONEY MARKET FUND - 12.9%
2,006,185	Federated Government Obligations Fund, 0.01% ***	2,006,185

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,206,185)	2,195,501

	TOTAL INVESTMENTS - 100.5% (Cost - $15,296,660) (a)	$ 15,672,724
	OTHER LIABILITIES LESS ASSETS - (0.5)%	(81,722)
	TOTAL NET ASSETS - 100.0%	$ 15,591,002

* Non-Income producing security.
** Represents less than 0.1% of net assets
*** Money market Fund; interest rate reflects seven-day effective yield on January 31, 2012.
**** Discount rate at time of purchase.
^ 144A security. Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
+ Closed-end investment company
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 526,903
	Unrealized depreciation:	(150,839)
	Net unrealized appreciation:	$ 376,064

CIFG MaxBalanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2012 (Unaudited)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,410,894	$ -	$ -	$ 2,410,894
Closed-End Funds	447,981	-	-	447,981
Exchange Traded Funds	9,617,846	-	-	9,617,846
Bonds & Notes	-	1,000,502	-	1,000,502
Certifcates of Deposit	-	189,316	-	189,316
Money Market Fund	2,006,185	-	-	2,006,185
Total	$ 14,482,906	$ 1,189,818	$ -	$ 15,672,724

There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/2/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/2/12

By (Signature and Title)

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/2/12